Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 2,831,050	$ 2,213,570
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized (appreciation) depreciation on investments	1,533,703	(1,934,794)
Net realized gain on investments	(4,118,001)	(5,330)
Purchases of investments	(27,029,292)	(9,405,802)
Proceeds from sales of investments	22,188,562	6,418,926
Stock-based compensation		61,000
Depreciation & amortization expense	0	2,071
Income taxes payable	1,255,278
Deferred income taxes	(213,000)	271,722
Common shares issued as consideration for expense payment	15,403
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(21,475)	5,197
Interest and dividends receivable	(258,439)	(59,411)
Receivable for investment sales	19,313	(19,313)
Accounts payable and other liabilities	10,804	(10,993)
Payable for investment purchase	1,900,000
Net cash used in operating activities	(1,886,094)	(2,463,157)
Cash flows from financing activities:
Payments for repurchase of common stock		(162,920)
Payments for common stock dividend	(1,618,337)
Net cash provided (used) by financing activities	(1,618,337)	(162,920)
Net decrease in cash	(3,504,431)	(2,626,077)
Cash, beginning of period	5,440,579	8,066,656
Cash, end of period	1,936,148	5,440,579
Supplemental disclosure of cash flow information:
Cash paid for income taxes	32,398	16,679
Non-cash financing activities:
Common shares issued as consideration for investment	$ 5,750
Dividend declared to common stock shareholders		$ 539,296